Long-Term Employee Benefit Liabilities - Asset Allocation of Defined Benefit Pension Plans (Detail) (Pension Plans, Defined Benefit [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Subsequent [Member] Minimum [Member]	Dec. 31, 2013 Subsequent [Member] Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	57.00%	60.00%	55.00%	75.00%
Fixed income securities	42.00%	39.00%	25.00%	45.00%
Cash and cash equivalents	1.00%	1.00%	0.00%	15.00%
Total	100.00%	100.00%		100.00%